Document and Entity Information Document	Apr. 18, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 18, 2022
Entity Registrant Name	COSTAR GROUP, INC.
Entity Central Index Key	0001057352
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Incorporation, State or Country Code	DE
Entity File Number	0-24531
Entity Tax Identification Number	52-2091509
Entity Address, Address Line One	1331 L Street, NW,
Entity Address, City or Town	Washington,
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20005
City Area Code	202
Local Phone Number	346-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock ($0.01 par value)
Trading Symbol	CSGP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false